RENTAL PROPERTIES - Changes in Rental Property Balances (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Changes in investment property [abstract]
Fair value adjustments		$ 56,414	$ 261,676	$ 858,987	$ 990,575	[1]
Rental properties
Changes in investment property [abstract]
Beginning balance				7,978,396	6,321,918
Acquisitions				2,362,185	1,835,235
Capital expenditures				326,460	198,602
Fair value adjustments				858,987	990,575
Dispositions				(80,369)	(1,367,934)
Ending balance		$ 11,445,659	$ 7,978,396	11,445,659	7,978,396
Transaction costs capitalized				3,021	2,720
Gains realized on fair value adjustment				$ 12,997	$ 409
Tricon US Multi-Family REIT LLC | Discontinued operations
Changes in investment property [abstract]
Dispositions	$ (1,333,406)

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.